Offerings	Mar. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, reserved for issuance under the Amended and Restated Stock Option and Equity Compensation Plan
Amount Registered | shares	2,758,572
Proposed Maximum Offering Price per Unit	13.4
Maximum Aggregate Offering Price	$ 36,964,864.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,659.33
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
shall also cover any additional shares of the registrant’s common stock, par value
$0.00001 per share, that become issuable with respect to the securities identified in the above table under the registrant’s Amended and Restated Stock Option and Equity Compensation Plan (the “Plan”) and the Amended and Restated Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of outstanding shares of common stock.

(2)
Represents shares of common stock automatically reserved on January 1, 2025 for issuance upon the exercise or settlement of awards that may be granted under the Plan, which increase is provided for in the Plan.

(4)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $13.40 per share, which is the average of the high and low prices of the registrant’s common stock on February 28, 2025 as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, reserved for issuance under the Amended and Restated Employee Stock Purchase Plan
Amount Registered | shares	419,000
Proposed Maximum Offering Price per Unit	11.39
Maximum Aggregate Offering Price	$ 4,772,410
Fee Rate	0.01531%
Amount of Registration Fee	$ 730.66
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
shall also cover any additional shares of the registrant’s common stock, par value
$0.00001 per share, that become issuable with respect to the securities identified in the above table under the registrant’s Amended and Restated Stock Option and Equity Compensation Plan (the “Plan”) and the Amended and Restated Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of outstanding shares of common stock.

(3)	Represents shares of common stock automatically reserved on January 1, 2025 for issuance under the ESPP, which increase is provided for in the ESPP.
(5)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $13.40 per share, which is the average of the high and low prices of the registrant’s common stock on February 28, 2025 as reported on the Nasdaq Global Select Market, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.